Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	ADVANTAGE OIL & GAS LTD.
Entity Central Index Key	0001468079
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	0
Entity Current Reporting Status	Yes